Risk Management Activities - Schedule of Contractually Due Undiscounted Cash Flows Resulting from Maturities of All Financial Liabilities, Including Interest Payments (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) ExchangeRates	Dec. 31, 2021 USD ($) ExchangeRates	Dec. 31, 2020 USD ($)
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Trade and other payables	$ 501.2	$ 480.5
Foreign exchange derivative contracts		6.8
Environmental rehabilitation costs	564.8	510.5
Lease liabilities	512.2	547.1
South Deep dividend	4.4	5.4
Total	2,902.9	2,923.4
Face amount of borrowings	1,200.0
Environmental trust funds	$ 98.8	$ 88.1	$ 79.3
Rand
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Closing exchange rate	17.02	15.94	14.69
South Africa and Ghana
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Environmental trust funds	$ 98.8	$ 88.1
Closing foreign exchange rate | Rand
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Closing exchange rate | ExchangeRates	17.02	15.94
US dollar borrowings
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Capital	$ 1,083.5	$ 1,083.5
– Interest	$ 236.8	$ 289.6
US dollar borrowings | Liquidity Risk
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Borrowings adjustment to interest rate	4.39157%	0.1013%
US$500 million 5-year notes issue
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Face amount of borrowings	$ 500.0	$ 500.0
Borrowings maturity, term	5 years	5 years
US$500 million 10-year notes issue
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Face amount of borrowings	$ 500.0	$ 500.0
Borrowings maturity, term	10 years	10 years
Within one year
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Trade and other payables	$ 501.2	$ 480.5
Foreign exchange derivative contracts		6.8
Environmental rehabilitation costs	17.2	12.0
Lease liabilities	84.8	82.0
South Deep dividend	0.8	0.8
Total	665.1	639.6
Within one year | US dollar borrowings
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Capital	0.0	0.0
– Interest	61.1	57.5
Between one and five years
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Trade and other payables	0.0	0.0
Foreign exchange derivative contracts		0.0
Environmental rehabilitation costs	42.4	41.5
Lease liabilities	232.3	216.4
South Deep dividend	2.4	2.9
Total	994.2	1,003.7
Between one and five years | US dollar borrowings
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Capital	583.5	583.5
– Interest	133.6	159.4
After five years
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Trade and other payables	0.0	0.0
Foreign exchange derivative contracts		0.0
Environmental rehabilitation costs	505.2	457.0
Lease liabilities	195.1	248.7
South Deep dividend	1.2	1.7
Total	1,243.6	1,280.1
After five years | US dollar borrowings
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Capital	500.0	500.0
– Interest	$ 42.1	$ 72.7